Debt Instruments - Origin of Issuer (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt instruments
Debt Instruments
Financial assets	€ 199,351	€ 191,312	€ 180,130
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 40,741	€ 42,546	€ 45,997
Public fixed income
Debt Instruments
Financial assets	158,610	148,766	134,133
Spain | Debt instruments
Debt Instruments
Financial assets	€ 64,458	€ 51,849	€ 53,174
Financial assets (as a percent)	32.33%	27.10%	29.52%
Spain | Private fixed income
Debt Instruments
Financial assets	€ 5,272	€ 6,153	€ 7,387
Spain | Public fixed income
Debt Instruments
Financial assets	59,186	45,696	45,787
United Kingdom | Debt instruments
Debt Instruments
Financial assets	€ 15,056	€ 15,441	€ 10,202
Financial assets (as a percent)	7.55%	8.07%	5.66%
United Kingdom | Private fixed income
Debt Instruments
Financial assets	€ 4,339	€ 3,531	€ 3,746
United Kingdom | Public fixed income
Debt Instruments
Financial assets	10,717	11,910	6,456
Portugal | Debt instruments
Debt Instruments
Financial assets	€ 11,864	€ 11,757	€ 13,864
Financial assets (as a percent)	5.95%	6.15%	7.70%
Portugal | Private fixed income
Debt Instruments
Financial assets	€ 3,972	€ 4,068	€ 3,889
Portugal | Public fixed income
Debt Instruments
Financial assets	7,892	7,689	9,975
Italy | Debt instruments
Debt Instruments
Financial assets	€ 8,458	€ 4,582	€ 5,735
Financial assets (as a percent)	4.24%	2.40%	3.18%
Italy | Private fixed income
Debt Instruments
Financial assets	€ 1,287	€ 1,035	€ 1,312
Italy | Public fixed income
Debt Instruments
Financial assets	7,171	3,547	4,423
Ireland | Debt instruments
Debt Instruments
Financial assets	€ 3,149	€ 518	€ 342
Financial assets (as a percent)	1.58%	0.27%	0.19%
Ireland | Private fixed income
Debt Instruments
Financial assets	€ 3,147	€ 518	€ 342
Ireland | Public fixed income
Debt Instruments
Financial assets	2
Poland | Debt instruments
Debt Instruments
Financial assets	€ 7,391	€ 6,972	€ 6,272
Financial assets (as a percent)	3.71%	3.64%	3.48%
Poland | Private fixed income
Debt Instruments
Financial assets	€ 772	€ 707	€ 802
Poland | Public fixed income
Debt Instruments
Financial assets	6,619	6,265	5,470
Other European Countries | Debt instruments
Debt Instruments
Financial assets	€ 8,928	€ 8,939	€ 11,045
Financial assets (as a percent)	4.48%	4.67%	6.13%
Other European Countries | Private fixed income
Debt Instruments
Financial assets	€ 7,195	€ 7,203	€ 7,912
Other European Countries | Public fixed income
Debt Instruments
Financial assets	1,733	1,736	3,133
United States | Debt instruments
Debt Instruments
Financial assets	€ 19,656	€ 23,617	€ 21,672
Financial assets (as a percent)	9.86%	12.34%	12.03%
United States | Private fixed income
Debt Instruments
Financial assets	€ 7,986	€ 10,559	€ 11,919
United States | Public fixed income
Debt Instruments
Financial assets	11,670	13,058	9,753
Brazil | Debt instruments
Debt Instruments
Financial assets	€ 39,669	€ 45,134	€ 30,993
Financial assets (as a percent)	19.90%	23.59%	17.21%
Brazil | Private fixed income
Debt Instruments
Financial assets	€ 4,729	€ 5,364	€ 5,405
Brazil | Public fixed income
Debt Instruments
Financial assets	34,940	39,770	25,588
Mexico | Debt instruments
Debt Instruments
Financial assets	€ 9,939	€ 11,215	€ 16,019
Financial assets (as a percent)	4.99%	5.86%	8.89%
Mexico | Private fixed income
Debt Instruments
Financial assets	€ 461	€ 587	€ 723
Mexico | Public fixed income
Debt Instruments
Financial assets	9,478	10,628	15,296
Chile | Debt instruments
Debt Instruments
Financial assets	€ 4,133	€ 4,958	€ 3,059
Financial assets (as a percent)	2.07%	2.59%	1.70%
Chile | Private fixed income
Debt Instruments
Financial assets	€ 62	€ 1,315	€ 1,027
Chile | Public fixed income
Debt Instruments
Financial assets	4,071	3,643	2,032
Other American Countries | Debt instruments
Debt Instruments
Financial assets	€ 1,668	€ 2,044	€ 2,373
Financial assets (as a percent)	0.84%	1.07%	1.32%
Other American Countries | Private fixed income
Debt Instruments
Financial assets	€ 755	€ 782	€ 762
Other American Countries | Public fixed income
Debt Instruments
Financial assets	913	1,262	1,611
Rest of World | Debt instruments
Debt Instruments
Financial assets	€ 4,982	€ 4,286	€ 5,380
Financial assets (as a percent)	2.50%	2.24%	2.99%
Rest of World | Private fixed income
Debt Instruments
Financial assets	€ 764	€ 724	€ 771
Rest of World | Public fixed income
Debt Instruments
Financial assets	€ 4,218	€ 3,562	€ 4,609